Note 15 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan, Minimum Age for Eligibility (Year)	18 years
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 2,926,000	$ 2,540,000	$ 2,383,000